Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BIG TREE CLOUD HOLDINGS LIMITED
Entity Central Index Key	0001999297
Entity File Number	001-42114
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building B4
Entity Address, Address Line Two	Qianhai Shengang Fund Town
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	86,972,928
Ordinary shares, par value US$0.0001
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001
Trading Symbol	DSY
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	DSYWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Wenquan Zhu
Contact Personnel Email Address	zhuwenquan@bigtreeclouds.com
Entity Address, Address Line One	Building B4
Entity Address, Address Line Two	Qianhai Shengang Fund Town
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	0755 2759-5623